DISCONTINUED OPERATIONS (Details 1) - USD ($)		Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Carrying Amounts of the Assets Included in Discontinued Operations:
Cash and Cash Equivalents		$ 1,328,000	$ 902,000
Restricted Cash		5,000	5,000
Accounts Receivable and Prepaid Expenses		193,000	234,000
Inventory		4,069,000	4,899,000
Property and Equipment, Net		12,712,000	12,683,000
Operating Lease Right-of-Use Assets		18,394,000	19,136,000
Intangible Assets, Net		10,583,000	10,583,000
Other Assets		457,000	457,000
TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE		47,741,000	48,899,000
Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities		2,251,000	3,082,000
Income Taxes Payable		3,117,000	1,536,000
Other Current Liabilities			125,000
Current Portion of Operating Lease Liabilities		2,892,000	2,326,000
Current Portion of Finance Lease Liabilities		1,000	1,000
Operating Lease Liabilities, Net of Current Portion		19,431,000	20,272,000
Finance Lease Liabilities, Net of Current Portion		350,000	349,000
Deferred Tax Liabilities		5,842,000	5,458,000
TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE		$ 33,884,000	33,149,000
Medmen Enterprises Inc. [Member]
Carrying Amounts of the Assets Included in Discontinued Operations:
Cash and Cash Equivalents			901,886	$ 1,018,158
Restricted Cash			5,280	8,844
Accounts Receivable and Prepaid Expenses			233,860	106,808
Inventory			4,899,281	5,285,844
Property and Equipment, Net			12,682,787	12,772,572
Operating Lease Right-of-Use Assets			19,136,500	21,218,027
Intangible Assets, Net			10,582,559	15,307,700
Other Assets			456,945	1,595,799
TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE			48,899,098	58,291,888
Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities			3,082,031	4,463,431
Income Taxes Payable			1,535,627
Other Current Liabilities			124,663	11,860
Current Portion of Operating Lease Liabilities			2,326,002	1,629,282
Current Portion of Finance Lease Liabilities			825
Operating Lease Liabilities, Net of Current Portion			349,244	20,359,826
Finance Lease Liabilities, Net of Current Portion			20,272,057
Deferred Tax Liabilities			5,457,753	13,338,464
TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE			33,148,202	39,802,863
Other Current Assets				18,444
TOTAL CURRENT ASSETS	[1]			6,438,098
Goodwill				959,692
TOTAL NON-CURRENT ASSETS	[1]			51,853,790
TOTAL CURRENT LIABILITIES	[1]			6,104,573
TOTAL NON-CURRENT LIABILITIES	[1]			$ 33,698,290

[1]	The assets and liabilities of the disposal group classified as held for sale are classified as current on the Consolidated Balance Sheets as of June 26, 2021 because it is probable that the sale will occur and proceeds will be collected within one year.